Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 24, 2020
Document Effective Date	Jul. 27, 2020
Prospectus Date	Jul. 27, 2020